Long-Term Incentive Plans - Summary of Amount of Compensation Expense Recognized (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2015 USD ($)
Restricted Stock [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Amortization of equity awards	$ 8,788